New accounting standards	12 Months Ended
Dec. 31, 2025
New accounting standards
New accounting standards

26 New accounting standards

26.1 Recent accounting standards adopted by the company

The rules and amendments that came into effect for the fiscal year beginning on or after January 1, 2025, did not have a material impact on the Company's financial statements. The Company has not preemptively adopted any other rule, interpretation, or amendment that has been issued but is not yet in effect.

26.2 New standards and interpretations not yet in force

 The new and amended standards and interpretations issued but not yet in effect as of the date of issuance of the Company's financial statements are described below, except for those which, in Management's assessment, do not have the potential to affect the financial statements. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments

On May 30, 2024, the IASB issued amendments to IFRS 9 – Financial Instruments and IFRS 7 – Financial Instruments: Disclosures to address recent practical issues, improve understanding, and introduce new requirements applicable to companies in general, not only financial institutions.

IFRS 18 - Presentation and disclosure in financial statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1. IFRS 18 establishes new requirements for the presentation of the income statement, including specific totals and subtotals. Furthermore, entities must classify all income and expenses into one of the following five categories: operating, investing, financing, income taxes, and discontinued operations, with the first three categories being new.

The standard also requires the disclosure of performance measures defined by management, subtotals of revenues and expenses, and imposes new requirements for the aggregation and disaggregation of financial information, basis on the "functions" identified in the primary financial statements and accompanying notes.

In addition, some specific changes were made to IAS 7, such as modifying the starting point for determining cash flows from operations using the indirect method, which changes from "profit or loss for the period" to "operating profit or loss," and removing the option to classify dividend and interest cash flows.

The changes to IFRS 18 will take effect for reporting periods beginning on or after January 1, 2027, and will be applied retrospectively. The Company is currently working to identify all the impacts these changes will have on its financial statements and related notes to comply with the new requirement within the established timeframe.